Other Gains/(Loss), Net (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Nov. 30, 2023	Aug. 31, 2022
Third-Party Investor [Member]
Other Gains, Net [Line Items]
Investment gain	¥ 50	¥ 3,600